Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Jun. 30, 2019
ASSETS
Cash	$ 1,801,180	$ 4,668,745
Short-term investments	1,924,458	4,078,244
Trade receivables	155,209	128,847
Inventories	1,534,997	114,533
Prepayments	11,550	58,764
Loan due from a third party	2,326,583
Due from a related party	6,033
Other current assets	175,162	249,155
Total current assets	7,935,172	9,298,288
Long-term investments	105,000
Goodwill	8,073,011
Property and equipment, net	1,483,181	604,095
Deposits for plant, property and equipment	906,351	665,380
Intangible assets	74,831	73,854
Right of use assets	1,189,294
Other noncurrent assets	143,731	204,932
Total Assets	19,910,571	10,846,549
LIABILITIES AND EQUITY
Trade payable	53,029	91,202
Unearned income	162,634	40,849
Other current liabilities	136,590	129,983
Lease liabilities, current	391,665
Warrants liabilities	1,417,318	1,432,648
Total current liabilities	2,161,236	1,694,682
Lease liabilities, noncurrent	781,661
Total Liabilities	2,942,897	1,694,682
Shareholders' Equity
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 36,180,314 and 26,180,314 shares issued and outstanding at December 31, 2019 and June 30, 2019, respectively	3,618	2,618
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	21,024,612	17,625,612
Accumulated deficit	(9,509,907)	(8,174,141)
Accumulated other comprehensive loss	(221,070)	(302,222)
Total Urban Tea, Inc.'s Shareholders' Equity	11,297,253	9,151,867
Non-controlling interests	5,670,421
Total Liabilities and Equity	$ 19,910,571	$ 10,846,549